Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Carrying Value	$ 1,860.9	[1]	$ 2,063.1	[1]
Fair Value	2,073.7		2,394.4
7% Notes due 2013
Debt Instrument [Line Items]
Carrying Value	0		149.9
Fair Value	0		157.1
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	497.6		497.3
Fair Value	509.1		549.1
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295.3		295.2
Fair Value	359.6		385.0
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.6		394.5
Fair Value	473.7		513.5
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	673.4		726.2
Fair Value	$ 731.3		$ 789.7

[1]	Consists of both short- and long-term debt. See Note 4 – Debt for further discussion.